Retained Earnings and Dividends Paid (Tables)	12 Months Ended
Dec. 31, 2023
Retained earnings [abstract]
Summary of Retained Earnings
(1)	Details of retained earnings as of December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Legal reserve (*)	￦	1,604,910	1,604,910
Voluntary reserves		27,782,969	2,812,313
Retained earnings (Undisposed deficit) before appropriations		(7,956,579)	11,921,039

Retained earnings	￦	21,431,300	16,338,262

(*)
The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least
20
 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in
capital or offset against accumulated deficit by the resolution of the shareholders.

Voluntary Reserves
(2)	Details of voluntary reserves as of December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Reserve for investment on social overhead capital	￦	5,277,449	2,272,313
Reserve for research and human development (*)		330,000	330,000
Reserve for business expansion		21,965,520	—
Reserve for equalizing dividends		210,000	210,000

	￦	27,782,969	2,812,313

(*)
The reserve for research and human development is appropriated by KEPCO to use as qualified tax credits to reduce corporate tax liabilities. The reserve is available for cash dividends for a certain period as defined by the Restriction of Special Taxation Act of Korea.

Summary of Changes in Retained Earnings
(3)	Changes in retained earnings for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Beginning balance	￦	45,258,244	21,431,300
Loss for the year attributed to owners of the controlling company		(24,466,853)	(4,822,549)
Changes in equity method retained earnings		12,305	(27,349)
Remeasurements of defined benefit liability, net of tax		626,769	(242,987)
Others		—	(153)
Additional paid-in capital and others		835	—

Ending balance	￦	21,431,300	16,338,262

Summary of Dividends Paid
(4)	Dividends paid for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid

					(In won)
Common shares	641,964,077	—	641,964,077	￦	1,216	780,628

	2022
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid

					(In won)
Common shares	641,964,077	—	641,964,077	￦	—	—

	2023
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid

					(In won)
Common shares	641,964,077	—	641,964,077	￦	—	—

Changes in Retained Earnings of Investments in Associates And Joint Ventures
(5)	Changes in retained earnings of investments in associates and joint ventures for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Beginning balance	￦	3,970	16,275
Changes		12,305	(27,349)

Ending balance	￦	16,275	(11,074)

Summary of Changes in Reserve of Remeasurement
(6)	Changes in remeasurement components related to defined benefit liability for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Beginning balance	￦	98,844	614,805
Changes		964,791	(376,121)
Income tax effect		(338,022)	133,134
Transfer to reserve for business expansion		(110,808)	(342,589)

Ending balance	￦	614,805	29,229